Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Pay Versus Performance Table

The table and related graphs below disclose the relationship of (i) compensation for the CEO and other NEOs and (ii) Company performance as defined by, and required under, Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and related SEC rules for the years ended December 31, 2025, 2024, 2023, 2022, and 2021. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with its performance, refer to the CD&A.

							Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for First CEO (1)	Summary Compensation Table Total for Second CEO (2)	Compensation Actually Paid to First CEO (3) (4)	Compensation Actually Paid to Second CEO (3) (4)	Average Summary Compensation Table Total for non-CEO NEOs (5)	Average Compensation Actually Paid to non-CEO NEOs (3) (4)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income ($millions)	After-Tax Return on Capital (7)

2025	N/A	21,777,870	N/A	15,934,321	6,318,470	4,707,380	$173.35	$138.87	6,898	24.2%

2024	N/A	20,696,088	N/A	29,105,314	6,317,157	11,370,874	$167.96	$125.63	6,565	25.9%

2023	N/A	19,200,255	N/A	37,797,969	6,915,460	15,410,187	$162.78	$125.68	6,199	25.4%

2022	362,539	14,601,322	11,788,827	24,588,666	5,043,958	8,752,653	$127.51	$111.66	4,147	22.9%

2021	31,426,032	N/A	60,017,000	N/A	8,514,019	15,425,165	$133.38	$127.28	3,826	17.7%

(1)
Amounts reported in this column and others related to the “First CEO” are for Stephen F. Angel, who served as Chief Executive Officer of the Company until his retirement from employment in March 2022.
(2)
Amounts reported in this column and others related to the “Second CEO” are for Sanjiv Lamba, who succeeded Mr. Angel as Chief Executive Officer of the Company upon Mr. Angel’s retirement.
(3)
The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO and other NEOs in each applicable year, but rather represent the amount of “compensation actually paid” as defined by the SEC rules, which includes: (1) the year-end value of equity awards granted in each applicable year, (2) the change in value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or through the end of the reported calendar year, and (3) certain pension-related costs.

The calculation of equity award values described above required that the awards be measured as of each vesting date or year-end, as applicable, using certain assumptions. For ROC-measured PSUs and RSUs, the fair values are based on the closing market price of Linde’s ordinary shares on each valuation date adjusted for dividends that were not paid during the remaining vesting period, if any. For relative TSR-measured PSUs, the fair values are based on Monte Carlo simulations performed as of each valuation date. Footnote 8 contains a table summarizing the relevant Monte Carlo modeling inputs associated with each award/valuation date for the 2025 calculation.

The Company utilizes the Black-Scholes Option-Pricing Model to determine the fair value of stock options. Management is required to make certain assumptions with respect to selected model inputs, including anticipated changes in the underlying stock price (i.e., expected volatility) and option exercise activity (i.e., expected life). Expected volatility is based on the historical volatility of the Company’s stock over the most recent period commensurate with the estimated expected life of the Company’s stock options and other factors. The expected life of options is based primarily on historical exercise experience. The expected dividend yield is based on the Company’s most recent history and expectation of dividend payouts. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of valuation for a period commensurate with the estimated expected life. Footnote 9 contains a table summarizing the weighted-average assumptions that were used to value the stock option awards for the 2025 calculation.

(4)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025

	CEO	Average Non- CEO NEOs

Total Compensation from Summary Compensation Table	$21,777,870	$6,318,470

Adjustments for Pension

Adjustment for Aggregate Change in Actuarial Present Value of Pension	$(198,000)	$(158,200)

Amount added for current year service cost	$158,949	$74,447

Total Adjustments for Pension	$(39,051)	$(83,753)

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(16,619,712)	$(4,299,932)

Year-end fair value of unvested awards granted in the current year	$10,294,253	$2,663,426

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(3,869,426)	$(1,095,506)

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$4,390,386	$1,204,675

Total Adjustments for Equity Awards	$(5,804,498)	$(1,527,337)

Compensation Actually Paid (as calculated)	$15,934,321	$4,707,380

(5)
Amounts reported in this column and others related to the non-CEO NEOs are for: Matthew J. White, Sean F. Durbin, Guillermo Bichara, David P. Strauss, and Benjamin W. Glazer in 2025; Matthew J. White, Sean F. Durbin, Guillermo Bichara, and David P. Strauss in 2024; Matthew J. White, John M. Panikar, Sean F. Durbin, and Guillermo Bichara in 2023 and 2022; and Sanjiv Lamba, Matthew J. White, John M. Panikar, and Sean F. Durbin in 2021.
(6)
Figures reported in this column are for peers in the Standard & Poor’s S5 Materials Index (“S5MATR”) which covers 28 companies, including Linde, consistent with the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.
(7)
Adjusted after-tax return on capital is a non-GAAP measure. Please see “ Reconciliation to Compensation and Non-GAAP Measures” on page 75 for a reconciliation to the reported GAAP amounts that are most comparable. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance under the Company’s compensation programs, the Company has determined that adjusted after-tax return on capital is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance.
(8)
Below is a table summarizing the relevant Monte Carlo modeling inputs associated with each award/valuation date for purposes of calculating the Compensation Actually Paid to the CEO and other NEOs in 2025.

Grant date	3/7/2024		3/7/2025

Valuation date	12/31/2024	12/31/2025	12/31/2025

Remaining perf. period (yrs.)	2	1	2

Valuation date price	$418.67	$426.39	$426.39

Company volatility	17.29%	19.10%	16.95%

Peer group median volatility	24.43%	28.24%	26.49%

Risk-free interest rate	4.21%	3.45%	3.44%

Dividend yield	1.33%	1.41%	1.41%

Avg. correlation coefficient	0.3119	0.3058	0.2874

Company TSR during gap	3.71%	7.03%	(0.37)%

Peer med. TSR during gap	7.67%	22.80%	11.86%

(9)
Below is a table summarizing the weighted-average assumptions that were used to value the stock option awards for purposes of calculating the Compensation Actually Paid to the CEO and other NEOs.

Grant Date	3/7/2022		3/7/2023			3/7/2024			3/7/2025

Valuation date	12/31/2024	3/7/2025	12/31/2024	3/7/2025	12/31/2025	12/31/2024	3/7/2025	12/31/2025	12/31/2025

Dividend yield	1.24%	1.28%	1.33%	1.28%	1.41%	1.33%	1.28%	1.41%	1.41%

Volatility	21.72%	16.61%	20.19%	19.18%	17.72%	20.77%	19.99%	16.52%	19.36%

Risk-free rate	3.95%	3.95%	4.24%	3.97%	3.45%	4.32%	4.03%	3.52%	3.62%

Expected term	3	2	3	3	2	4	4	3	4

Company Selected Measure Name		Adjusted after-tax return on capital
Named Executive Officers, Footnote
(1)
Amounts reported in this column and others related to the “First CEO” are for Stephen F. Angel, who served as Chief Executive Officer of the Company until his retirement from employment in March 2022.
(2)
Amounts reported in this column and others related to the “Second CEO” are for Sanjiv Lamba, who succeeded Mr. Angel as Chief Executive Officer of the Company upon Mr. Angel’s retirement.
(5)
Amounts reported in this column and others related to the non-CEO NEOs are for: Matthew J. White, Sean F. Durbin, Guillermo Bichara, David P. Strauss, and Benjamin W. Glazer in 2025; Matthew J. White, Sean F. Durbin, Guillermo Bichara, and David P. Strauss in 2024; Matthew J. White, John M. Panikar, Sean F. Durbin, and Guillermo Bichara in 2023 and 2022; and Sanjiv Lamba, Matthew J. White, John M. Panikar, and Sean F. Durbin in 2021.

Peer Group Issuers, Footnote		Figures reported in this column are for peers in the Standard & Poor’s S5 Materials Index (“S5MATR”) which covers 28 companies, including Linde, consistent with the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount		$ 21,777,870
PEO Actually Paid Compensation Amount		$ 15,934,321
Adjustment To PEO Compensation, Footnote
(4)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025

	CEO	Average Non- CEO NEOs

Total Compensation from Summary Compensation Table	$21,777,870	$6,318,470

Adjustments for Pension

Adjustment for Aggregate Change in Actuarial Present Value of Pension	$(198,000)	$(158,200)

Amount added for current year service cost	$158,949	$74,447

Total Adjustments for Pension	$(39,051)	$(83,753)

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(16,619,712)	$(4,299,932)

Year-end fair value of unvested awards granted in the current year	$10,294,253	$2,663,426

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(3,869,426)	$(1,095,506)

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$4,390,386	$1,204,675

Total Adjustments for Equity Awards	$(5,804,498)	$(1,527,337)

Compensation Actually Paid (as calculated)	$15,934,321	$4,707,380

Non-PEO NEO Average Total Compensation Amount		$ 6,318,470	$ 6,317,157	$ 6,915,460	$ 5,043,958	$ 8,514,019
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,707,380	11,370,874	15,410,187	8,752,653	15,425,165
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025

	CEO	Average Non- CEO NEOs

Total Compensation from Summary Compensation Table	$21,777,870	$6,318,470

Adjustments for Pension

Adjustment for Aggregate Change in Actuarial Present Value of Pension	$(198,000)	$(158,200)

Amount added for current year service cost	$158,949	$74,447

Total Adjustments for Pension	$(39,051)	$(83,753)

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(16,619,712)	$(4,299,932)

Year-end fair value of unvested awards granted in the current year	$10,294,253	$2,663,426

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(3,869,426)	$(1,095,506)

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$4,390,386	$1,204,675

Total Adjustments for Equity Awards	$(5,804,498)	$(1,527,337)

Compensation Actually Paid (as calculated)	$15,934,321	$4,707,380

Compensation Actually Paid vs. Total Shareholder Return

Relationship of Compensation Actually Paid and TSR (Linde and Peer Group), by Year

The graph below compares the Compensation Actually Paid to the CEO and other NEOs, respectively, to the cumulative returns of Linde’s ordinary shares and the ordinary shares of Linde’s peers, respectively. Consistent with the disclosure rules, the total shareholder return (“TSR”) figures are based on an initial investment of $100 on December 31, 2020 and the reinvestment of all dividends. The compensation actually paid to the CEO and other NEOs is aligned with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid to the CEO and other NEOs is comprised of equity awards.

* For 2022, total amounts of Compensation Actually Paid to both Mr. Angel and Mr. Lamba are included as both served as CEO for a portion of the year.

Compensation Actually Paid vs. Net Income

Relationship of Compensation Actually Paid and Linde Net Income, by Year

The graph below compares the Compensation Actually Paid to the CEO and other NEOs, respectively, to Linde’s Net Income in each year of the disclosure period. The reported Net Income amounts are GAAP amounts from Linde’s Consolidated Statements of Income. The compensation actually paid to the CEO and other NEOs is aligned with the Company’s Net Income over the period presented because the Company’s Net Income comprises 55% of the financial performance goal under the Company’s annual variable compensation program.

* For 2022, total amounts of Compensation Actually paid to both Mr. Angel and Mr. Lamba are included as both served as CEO for a portion of the year.

Compensation Actually Paid vs. Company Selected Measure

Relationship of Compensation Actually Paid and Linde After-Tax Return on Capital, by Year

The graph below compares the Compensation Actually Paid to the CEO and other NEOs, respectively, to Linde’s adjusted after-tax Return on Capital in each year of the disclosure period. Adjusted after-tax return on capital is a non-GAAP measure. Please see “Reconciliation to Compensation and Non-GAAP Measures” on page 75 for a reconciliation to the reported GAAP amounts that are most comparable. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance under the Company’s compensation programs, the Company has determined that adjusted after-tax return on capital is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes adjusted after-tax return on capital when setting goals for the ROC-measured PSUs that are awarded to the NEOs.

* For 2022, total amounts of Compensation Actually Paid to both Mr. Angel and Mr. Lamba are included as both served as CEO for a portion of the year.

Total Shareholder Return Vs Peer Group

Relationship of Compensation Actually Paid and TSR (Linde and Peer Group), by Year

The graph below compares the Compensation Actually Paid to the CEO and other NEOs, respectively, to the cumulative returns of Linde’s ordinary shares and the ordinary shares of Linde’s peers, respectively. Consistent with the disclosure rules, the total shareholder return (“TSR”) figures are based on an initial investment of $100 on December 31, 2020 and the reinvestment of all dividends. The compensation actually paid to the CEO and other NEOs is aligned with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid to the CEO and other NEOs is comprised of equity awards.

* For 2022, total amounts of Compensation Actually Paid to both Mr. Angel and Mr. Lamba are included as both served as CEO for a portion of the year.

Tabular List, Table

Most Important Performance Measures Used to Link Executive Compensation and Company Performance

As described in greater detail in the CD&A, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both short- and long-term incentive awards are selected with the objective of incentivizing the NEOs to increase the value of the enterprise to the Company’s shareholders. The following table lists the seven most important company performance measures used by Linde to determine the compensation of the CEO and other NEOs in 2025.

After-Tax Return on Capital

Net Income

Relative TSR

Sales

Operating Cash Flow

Greenhouse Gas Emissions

Core Values (Safety, Health & Environment; Sustainability; Compliance & Integrity; and Human Capital)

Total Shareholder Return Amount		$ 173.35	167.96	162.78	127.51	133.38
Peer Group Total Shareholder Return Amount		138.87	125.63	125.68	111.66	127.28
Net Income (Loss)		$ 6,898,000,000	$ 6,565,000,000	$ 6,199,000,000	$ 4,147,000,000	$ 3,826,000,000
Company Selected Measure Amount		0.242	0.259	0.254	0.229	0.177
Measure:: 1
Pay vs Performance Disclosure
Name		After-Tax Return on Capital
Non-GAAP Measure Description		Adjusted after-tax return on capital is a non-GAAP measure. Please see “ Reconciliation to Compensation and Non-GAAP Measures” on page 75 for a reconciliation to the reported GAAP amounts that are most comparable. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance under the Company’s compensation programs, the Company has determined that adjusted after-tax return on capital is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name		Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name		Sales
Measure:: 5
Pay vs Performance Disclosure
Name		Operating Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name		Greenhouse Gas Emissions
Measure:: 7
Pay vs Performance Disclosure
Name		Core Values (Safety, Health & Environment; Sustainability; Compliance & Integrity; and Human Capital)
Stephen F. Angel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 362,539	$ 31,426,032
PEO Actually Paid Compensation Amount					11,788,827	$ 60,017,000
PEO Name	Stephen F. Angel
Sanjiv Lamba [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 20,696,088	$ 19,200,255	14,601,322
PEO Actually Paid Compensation Amount			$ 29,105,314	$ 37,797,969	$ 24,588,666
PEO Name		Sanjiv Lamba	Sanjiv Lamba	Sanjiv Lamba	Sanjiv Lamba
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (39,051)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		158,949
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(198,000)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,804,498)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,619,712)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,869,426)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,294,253
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,390,386
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(83,753)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		74,447
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(158,200)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,527,337)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,299,932)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,095,506)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,663,426
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,204,675